As filed with the Securities and Exchange Commission on February 28, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
 (Name and address of agent for service)

(240) 631-7600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate/Yield	Amount/Shares	Value
ASSET BACKED SECURITIES: 3.90%
Americredit Automobile Receivables Trust 2018-3, A2A	01/18/2022	3.110%	$ 325,000	$ 325,243
Capital Auto Receivables Asset Trust 2018-2, A2 (b)	02/22/2021	3.020%	180,000	179,901
Chase Issuance Trust 2012-A4, A4	08/15/2021	1.580%	150,000	148,780
CNH Equipment Trust 2015-A, A4	04/15/2021	1.850%	60,886	60,633
Dell Equipment Finance Trust 2018-1, A2B (a)(b)	10/22/2020	2.804% (1 Month LIBOR USD + 0.300%)	100,000	100,128
Drive Auto Receivables Trust 2018-2, A3	06/15/2021	2.880%	100,000	99,887
Drive Auto Receivables Trust 2018-3, A3	11/15/2021	3.010%	175,000	174,773
GM Financial Automobile Leasing Trust 2017-3, A2B (a)	01/21/2020	2.710% (1 Month LIBOR USD + 0.240%)	268,657	268,696
GM Financial Automobile Leasing Trust 2018-1, A2A	04/20/2020	2.390%	135,558	135,183
GM Financial Automobile Leasing Trust 2018-3, A2A	09/21/2020	2.890%	200,000	199,783
GM Financial Consumer Automobile Receivables Trust 2018-2, A2A	05/17/2021	2.550%	247,584	246,901
Mercedes-Benz Auto Lease Trust 2018-A, A2	04/15/2020	2.200%	69,740	69,588
Navient Student Loan Trust 2018-2A, A1 (a)(b)	03/25/2067	2.746% (1 Month LIBOR USD + 0.240%)	64,282	64,287
Santander Drive Auto Receivables Trust 2018-2, A2A	10/15/2020	2.580%	181,465	181,265
SMB Private Education Loan Trust 2017-B, A1 (a)(b)	06/17/2024	2.725% (1 Month LIBOR USD + 0.270%)	177,964	177,963
SoFi Professional Loan Program 2016-D, A2A (b)	04/25/2033	1.530%	11,245	11,234
Tesla Auto Lease Trust 2018-A, A (b)	12/20/2019	2.320%	51,373	51,232
Verizon Owner Trust 2017-2A, A (b)	12/20/2021	1.920%	100,000	98,978
Verizon Owner Trust 2017-3A, A1A (b)	04/20/2022	2.060%	350,000	345,798
TOTAL ASSET BACKED SECURITIES (Cost $2,941,700)				2,940,253

BANK LOANS: 0.78%
Eldorado Resorts, Inc. (a)	04/17/2024	4.700% (2 Month LIBOR USD + 2.000%)	50,000	47,709
First Data Corp. (a)	04/26/2024	4.640% (1 Month LIBOR USD + 2.000%)	125,000	119,125
Lions Gate Capital Holdings LLC (a)	03/24/2025	5.072% (1 Month LIBOR USD + 2.250%)	74,625	71,687
Maxar Technologies Ltd. (a)(c)	10/05/2024	5.547% (3 Month LIBOR USD + 2.750%)	153,450	140,790
Michaels Stores, Inc. (a)	01/28/2023	5.191% (1 Month LIBOR USD + 2.500%)	74,210	70,778
Navistar, Inc. (a)	11/06/2024	6.091% (1 Month LIBOR USD + 3.500%)	99,250	95,528
Post Holdings, Inc. (a)	05/24/2024	4.771% (1 Month LIBOR USD + 2.000%)	47,857	46,023
TOTAL BANK LOANS (Cost $627,841)				591,640

CORPORATE BONDS: 39.39%
Accommodation and Food Services: 0.08%
MGM Resorts International	03/15/2023	6.000%	60,000	60,300

Administrative and Support and Waste Management and Remediation Services: 1.24%
Synchrony Bank	06/15/2022	3.000%	1,000,000	934,383

Construction: 0.13%
Hess Infrastructure Partners LP (b)	02/15/2026	5.625%	10,000	9,675
Lennar Corp.	04/30/2024	4.500%	50,000	47,250
MasTec, Inc.	03/15/2023	4.875%	5,000	4,850
PulteGroup, Inc.	01/15/2027	5.000%	40,000	36,200
				97,975
Finance and Insurance: 22.22%
AIA Group Ltd. (a)(b)(c)	09/20/2021	3.312% (3 Month LIBOR USD + 0.520%)	1,000,000	995,183
Avolon Holdings Funding Ltd. (b)(c)	01/15/2023	5.500%	25,000	24,250

Bank of America Corp. (a)	07/21/2021	3.129% (3 Month LIBOR USD + 0.660%)	1,000,000	995,808
Bank of America Corp. (a)	04/24/2023	3.487% (3 Month LIBOR USD + 1.000%)	1,000,000	989,229
BAT Capital Corp.	08/15/2024	3.222%	1,000,000	920,962
Cigna Corp. (b)	09/17/2021	3.400%	1,000,000	997,683
Citigroup, Inc. (a)	01/10/2020	3.204% (3 Month LIBOR USD + 0.790%)	650,000	650,864
DAE Funding LLC (b)	11/15/2021	5.250%	15,000	14,756
Danske Bank A/S (b)(c)	03/02/2020	2.200%	650,000	635,959
GE Capital International Funding (c)	11/15/2020	2.342%	1,000,000	965,021
Goldman Sachs Group, Inc/The	02/15/2019	7.500%	900,000	904,335
Goldman Sachs Group, Inc/The (a)	04/25/2019	3.530% (3 Month LIBOR USD + 1.040%)	750,000	751,248
Icahn Enterprises LP	12/15/2025	6.375%	25,000	24,063
Iron Mountain U.S. Holdings, Inc. (b)	06/01/2026	5.375%	85,000	77,350
JPMorgan Chase & Co. (a)	04/25/2023	3.390% (3 Month LIBOR USD + 0.900%)	2,000,000	1,973,987
Morgan Stanley	02/01/2019	2.450%	1,000,000	999,510
Navient Corp.	03/25/2024	6.125%	20,000	17,150
Reckitt Benckiser Treasury Services PLC (b)(c)	06/26/2024	2.750%	2,000,000	1,890,092
Refinitiv U.S. Holdings Inc. (b)	05/15/2026	6.250%	5,000	4,825
Royal Bank of Scotland Group PLC (a)(c)	05/15/2023	4.086% (3 Month LIBOR USD + 1.470%)	1,500,000	1,455,081
UBS Group Funding Switzerland AG (a)(b)(c)	08/15/2023	3.566% (3 Month LIBOR USD + 0.950%)	1,500,000	1,468,339
				16,755,695
Health Care and Social Assistance: 0.12%
HCA, Inc.	06/15/2026	5.250%	50,000	49,625
Tenet Healthcare Corp.	07/15/2024	4.625%	45,000	41,850
				91,475
Information: 2.48%
AMC Networks, Inc.	08/01/2025	4.750%	125,000	113,437
CCO Holdings LLC (b)	05/01/2026	5.500%	120,000	115,350
Discovery Communications LLC	03/20/2023	2.950%	1,500,000	1,436,398
DISH DBS Corp.	11/15/2024	5.875%	35,000	28,175
DISH DBS Corp.	07/01/2026	7.750%	85,000	70,338
Equinix, Inc.	05/15/2027	5.375%	55,000	53,763
T-Mobile USA, Inc.	01/15/2024	6.500%	50,000	51,384
				1,868,845
Manufacturing: 6.16%
Abbott Laboratories	11/30/2021	2.900%	1,500,000	1,485,085
Allison Transmission, Inc. (b)	10/01/2024	5.000%	75,000	72,000
Altria Group, Inc.	05/05/2021	4.750%	250,000	255,502
ArcelorMittal (c)	03/01/2021	5.500%	55,000	56,565
BBA US Holdings, Inc. (b)	05/01/2026	5.375%	5,000	4,737
BWX Technologies, Inc. (b)	07/15/2026	5.375%	10,000	9,622
Crown Americas LLC	09/30/2026	4.250%	85,000	76,287
Dell International LLC (b)	06/15/2024	7.125%	60,000	61,050
McCormick & Co, Inc./MD	08/15/2024	3.150%	1,500,000	1,445,826
NOVA Chemicals Corp. (b)(c)	06/01/2027	5.250%	90,000	79,650
United Technologies Corp.	08/16/2021	3.350%	1,100,000	1,096,978
				4,643,302
Mining, Quarrying, and Oil and Gas Extraction: 1.98%
EnLink Midstream Partners LP	04/01/2024	4.400%	1,000,000	942,318
Enterprise Products Operating LLC	02/15/2021	2.800%	150,000	148,349
FMG Resources August 2006 Pty Ltd. (b)(c)	05/15/2024	5.125%	100,000	92,000
Nabors Industries, Inc.	02/01/2025	5.750%	10,000	7,574
Northwest Acquisitions ULC (b)(c)	11/01/2022	7.125%	10,000	9,885
Shell International Finance BV (c)	05/11/2020	2.125%	300,000	296,914
				1,497,040
Professional, Scientific, and Technical Services: 1.92%
Amgen, Inc. (a)	05/11/2020	3.065% (3 Month LIBOR USD + 0.450%)	1,450,000	1,448,086

Real Estate and Rental and Leasing: 0.02%
United Rentals North America, Inc.	09/15/2026	5.875%	15,000	14,138

Retail Trade: 1.92%
CVS Health Corporation	06/01/2021	2.125%	1,500,000	1,451,070

Utilities: 0.01%
Clearway Energy Operating LLC (b)	10/15/2025	5.750%	5,000	4,775

Wholesale Trade: 1.11%
Allergan Funding SCS (a)(c)	03/12/2020	4.031% (3 Month LIBOR USD + 1.255%)	750,000	752,278
Blue Cube Spinco LLC	10/15/2023	9.750%	50,000	55,000
Standard Industries, Inc. (b)	01/15/2028	4.750%	10,000	8,400
Sunoco LP / Sunoco Finance Corp.	01/15/2023	4.875%	25,000	24,375
				840,053
TOTAL CORPORATE BONDS (Cost $30,601,541)				29,707,137

MORTGAGE BACKED SECURITIES: 6.11%
Citigroup Commercial Mortgage Trust 2015-GC27, A5	02/10/2048	3.137%	170,000	167,122
Citigroup Commercial Mortgage Trust 2015-GC33, XA (d)(e)	09/10/2058	0.941%	2,292,530	107,919
Citigroup Commercial Mortgage Trust 2017-C4, XA (d)(e)	10/12/2050	1.119%	4,472,142	309,601
Fannie Mae REMICS
Series 2012-63 (e)	06/25/2040	4.000%	3,733,983	294,426
Series 2017-60 (e)	11/25/2044	4.000%	276,411	46,157
Freddie Mac REMICS, 4495 (e)	07/15/2030	3.500%	2,289,288	248,604
Government National Mortgage Association
Series 2013-47 (e)	03/20/2043	4.000%	1,961,899	414,701
Series 2014-149 (e)	07/16/2044	4.000%	881,074	151,669
Series 2014-116 (e)	08/20/2044	4.000%	2,211,434	366,853
Series 2015-60 (e)	04/20/2045	4.000%	2,358,718	505,511
Series 2017-56 (e)	06/20/2046	4.000%	334,673	64,324
GS Mortgage Securities Trust 2013-GC16, B (d)	11/10/2046	5.161%	206,000	217,877
JPMBB Commercial Mortgage Securities Trust 2014-C24, B (d)	11/15/2047	4.116%	350,000	347,308
JPMBB Commercial Mortgage Securities Trust 2015-C31, XA (d)(e)	08/15/2048	0.952%	6,679,180	301,608
UBS-Barclays Commercial Mortgage Trust 2013-C5, C (b)(d)	03/10/2046	4.080%	325,000	319,541
WFRBS Commercial Mortgage Trust 2013-C17, B (d)	12/15/2046	4.788%	375,000	384,935
WFRBS Commercial Mortgage Trust 2014-C22, AS (d)	09/15/2057	4.069%	350,000	358,564
TOTAL MORTGAGE BACKED SECURITIES (Cost $4,882,930)				4,606,720

SHORT-TERM INVESTMENTS: 25.24%
COMMERCIAL PAPER: 8.61%
Black Hills Corp. (b)	01/17/2019	1.556%	500,000	499,336
Brown-Forman Corp. (b)	01/07/2019	0.487%	250,000	249,873
Caterpillar Financial Services Corp.	01/25/2019	0.994%	500,000	499,077
CME Group Inc. (b)	01/08/2019	0.862%	400,000	399,789
Coca-Cola Co./The (b)	01/09/2019	0.361%	250,000	249,846
DBS Bank Ltd. (b)(c)	02/13/2019	2.460%	500,000	498,380
General Dynamics Corp. (b)	01/09/2019	1.023%	250,000	249,850
Hyundai Capital America (b)	01/04/2019	0.203%	400,000	399,882
J.P. Morgan Securities LLC	03/19/2019	2.399%	400,000	397,584
John Deere Capital Corp. (b)	01/14/2019	0.521%	250,000	249,765
NextEra Energy Capital Holdings, Inc. (b)	01/10/2019	0.440%	400,000	399,696
Nissan Motor Acceptance Corp. (b)	01/07/2019	0.268%	250,000	249,884
One Gas, Inc. (b)	01/15/2019	1.015%	500,000	499,490
Parker-Hannifin Corp. (b)	01/02/2019	0.050%	250,000	249,967
Simon Property Group, L.P. (b)	01/07/2019	0.481%	500,000	499,768
Sumitomo Mitsui Banking Corp. (b)(c)	02/05/2019	1.347%	400,000	398,995
Total Capital Canada Ltd. (b)(c)	01/16/2019	1.008%	500,000	499,450
TOTAL COMMERCIAL PAPER (Cost $6,490,952)				6,490,632

MONEY MARKET FUND: 3.31%
STIT-Government & Agency Portfolio - Institutional Class, 2.270% (f)(g)			2,497,631	2,497,631
TOTAL MONEY MARKET FUND (Cost $2,497,631)				2,497,631

U.S. GOVERNMENT NOTES/BONDS: 13.32%
United States Treasury Note/Bond	02/28/2019	1.500%	2,000,000	1,997,138
United States Treasury Note/Bond	03/15/2019	1.000%	1,650,000	1,645,371
United States Treasury Note/Bond	05/15/2019	0.875%	3,000,000	2,982,305
United States Treasury Note/Bond	07/31/2019	1.375%	2,250,000	2,234,619

United States Treasury Note/Bond	08/15/2019	3.625%	1,175,000	1,182,435
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $10,041,968)				10,041,868
TOTAL SHORT-TERM INVESTMENTS (Cost $19,030,551)				19,030,131

TOTAL INVESTMENTS (Cost $58,084,563): 75.42%				56,875,881
Other Assets in Excess of Liabilities, 24.58% (h)				18,532,264
TOTAL NET ASSETS, 100.00%				$ 75,408,145

(a)	Variable rate security. The rate reported is the rate in effect as of December 31, 2018.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on the procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2018, the fair value of these securities total $13,518,614 which represents 17.93% of total net assets.

(c)
Foreign issued security. At December 31, 2018, the breakdown by country is as follows: Australia - 0.12%, Canada - 0.97%, Cayman Islands - 0.03%, Denmark - 0.84%, Hong Kong - 1.32%, Ireland - 1.28%, Japan - 0.53%, Luxembourg - 1.07%, Netherlands - 0.39%, Singapore - 0.66%, Switzerland - 1.95%, United Kingdom - 4.44%.

(d)	Variable rate security. Coupon is based on weighted average coupon of the underlying collateral. Rate disclosed as of December 31, 2018.
(e)
Interest only.  Represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.  The principal amount shown represents the par value on the underlying pool.  The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments.  As a result, interest income may be reduced considerably.

(f)	The rate quoted is the annualized seven-day effective yield as of December 31, 2018.
(g)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.
(h)
Includes assets to satisfy the margin requirements for derivative contracts which is included as deposits with brokers for derivative instruments on the Consolidated Statement of Assets and Liabilities.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2018	(Unaudited)

Forward Currency Contracts(a)
			Currency to be Received		Currency to be Delivered		Value/	Value/
	Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
	Amount	Expiration Date	Abbreviation	December 31, 2018	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
	$ 114,396	01/02/2019	EUR	$ 114,594	HUF	$ 114,396	$ 198	$ –
	571,978	01/02/2019	EUR	572,969	SEK	571,978	991	–
	158,475	01/03/2019	CHF	158,678	GBP	158,475	203	–
	114,445	01/03/2019	EUR	114,603	HUF	114,445	158	–
	572,227	01/03/2019	EUR	573,015	SEK	572,227	788	–
	342,621	01/03/2019	SEK	346,665	NOK	342,621	4,044	–
	140,810	01/04/2019	AUD	140,882	JPY	140,810	72	–
	281,286	01/04/2019	CAD	281,451	AUD	281,286	165	–
	292,858	01/04/2019	CAD	293,030	JPY	292,858	172	–
	159,389	01/04/2019	CHF	159,445	GBP	159,389	56	–
	506,303	01/04/2019	CHF	508,879	JPY	506,303	2,576	–
	429,170	01/04/2019	EUR	429,796	AUD	429,170	626	–
	286,114	01/04/2019	EUR	286,531	CAD	286,114	417	–
	343,336	01/04/2019	EUR	343,837	GBP	343,336	501	–
	114,396	01/04/2019	EUR	114,612	JPY	114,396	216	–
	429,170	01/04/2019	EUR	429,796	NOK	429,170	626	–
	317,476	01/04/2019	GBP	318,711	AUD	317,476	1,235	–
	100,000	01/04/2019	ILS	100,560	USD	100,000	560	–
	140,980	01/04/2019	JPY	142,821	AUD	140,980	1,841	–
	293,980	01/04/2019	JPY	297,818	CAD	293,980	3,838	–
	114,871	01/04/2019	JPY	115,532	EUR	114,871	661	–
	134,240	01/04/2019	JPY	135,993	NZD	134,240	1,753	–
	226,249	01/04/2019	JPY	228,176	USD	226,249	1,927	–
	175,999	01/04/2019	MXN	178,014	USD	175,999	2,015	–
	268,479	01/04/2019	NZD	268,500	JPY	268,479	21	–
	114,445	01/07/2019	EUR	114,640	JPY	114,445	195	–
	141,367	01/07/2019	JPY	142,220	AUD	141,367	853	–
	294,694	01/07/2019	JPY	296,471	CAD	294,694	1,777	–
	269,841	01/07/2019	JPY	270,015	NZD	269,841	174	–
	543,910	01/07/2019	JPY	547,773	USD	543,910	3,863	–
	900,000	01/07/2019	KRW	909,996	USD	900,000	9,996	–
	400,000	01/07/2019	TWD	401,150	USD	400,000	1,150	–
	200,000	01/08/2019	COP	196,282	USD	200,000	–	(3,718)
	200,000	01/11/2019	CLP	196,385	USD	200,000	–	(3,615)
	200,000	01/14/2019	CLP	198,677	USD	200,000	–	(1,323)
	200,000	01/14/2019	COP	197,494	USD	200,000	–	(2,506)
	900,000	01/14/2019	KRW	905,455	USD	900,000	5,455	–
	400,000	01/14/2019	TWD	399,400	USD	400,000	–	(600)
	1,570,506	01/16/2019	AUD	1,543,059	USD	1,570,506	–	(27,447)
	838,087	01/16/2019	BRL	837,620	USD	838,087	–	(467)
	888,929	01/16/2019	CAD	872,054	USD	888,929	–	(16,875)
	1,153,553	01/16/2019	CHF	1,161,567	USD	1,153,553	8,014	–
	1,210,068	01/16/2019	EUR	1,216,181	USD	1,210,068	6,113	–
	2,853,093	01/16/2019	GBP	2,870,215	USD	2,853,093	17,122	–
	3,147,729	01/16/2019	JPY	3,206,753	USD	3,147,729	59,024	–
	1,012,046	01/16/2019	MXN	1,028,887	USD	1,012,046	16,841	–

599,085	01/16/2019	NOK	603,021	USD	599,085	3,936	–
1,059,236	01/16/2019	NZD	1,047,387	USD	1,059,236	–	(11,849)
441,012	01/16/2019	PLN	443,696	USD	441,012	2,684	–
619,068	01/16/2019	RUB	595,073	USD	619,068	–	(23,995)
1,398,666	01/16/2019	SEK	1,422,491	USD	1,398,666	23,825	–
420,655	01/16/2019	TRY	428,608	USD	420,655	7,953	–
600,362	01/16/2019	ZAR	593,101	USD	600,362	–	(7,261)
200,000	01/22/2019	CLP	199,997	USD	200,000	–	(3)
300,000	01/22/2019	COP	301,056	USD	300,000	1,056	–
800,000	01/22/2019	KRW	806,599	USD	800,000	6,599	–
400,000	01/22/2019	TWD	400,495	USD	400,000	495	–
200,000	01/28/2019	CLP	199,445	USD	200,000	–	(555)
200,000	01/28/2019	COP	202,272	USD	200,000	2,272	–
400,000	01/28/2019	KRW	402,556	USD	400,000	2,556	–
200,000	01/28/2019	TWD	199,748	USD	200,000	–	(252)
Total Purchase Contracts			32,012,747		31,905,600	207,613	(100,466)

Sale Contracts:
	$ 700,000	01/02/2019	USD	$ 701,894	CNH	$ 700,000	$ –	$ (1,894)
	114,396	01/02/2019	EUR	114,575	HUF	114,396	–	(179)
	400,000	01/02/2019	USD	402,292	HUF	400,000	–	(2,292)
	571,978	01/02/2019	EUR	582,780	SEK	571,978	–	(10,802)
	300,000	01/02/2019	USD	306,937	SEK	300,000	–	(6,937)
	513,247	01/03/2019	USD	512,789	CAD	513,247	458	–
	380,310	01/03/2019	USD	381,626	CHF	380,310	–	(1,316)
	700,000	01/03/2019	USD	700,910	CNH	700,000	–	(910)
	158,474	01/03/2019	CHF	159,348	GBP	158,474	–	(874)
	114,445	01/03/2019	EUR	114,605	HUF	114,445	–	(160)
	400,000	01/03/2019	USD	400,162	HUF	400,000	–	(162)
	342,621	01/03/2019	SEK	347,010	NOK	342,621	–	(4,389)
	268,416	01/03/2019	USD	268,495	NZD	268,416	–	(79)
	572,226	01/03/2019	EUR	580,115	SEK	572,226	–	(7,889)
	300,000	01/03/2019	USD	303,836	SEK	300,000	–	(3,836)
	281,286	01/04/2019	CAD	281,764	AUD	281,286	–	(478)
	429,170	01/04/2019	EUR	429,032	AUD	429,170	138	–
	317,476	01/04/2019	GBP	317,266	AUD	317,476	210	–
	140,980	01/04/2019	JPY	140,882	AUD	140,980	98	–
	352,298	01/04/2019	USD	352,205	AUD	352,298	93	–
	286,113	01/04/2019	EUR	285,654	CAD	286,113	459	–
	293,980	01/04/2019	JPY	293,030	CAD	293,980	950	–
	380,760	01/04/2019	USD	381,659	CHF	380,760	–	(899)
	114,871	01/04/2019	JPY	114,612	EUR	114,871	259	–
	159,389	01/04/2019	CHF	159,356	GBP	159,389	33	–
	343,336	01/04/2019	EUR	344,793	GBP	343,336	–	(1,457)
	396,670	01/04/2019	USD	398,389	GBP	396,670	–	(1,719)
	500,000	01/04/2019	USD	505,389	ILS	500,000	–	(5,389)
	140,810	01/04/2019	AUD	142,216	JPY	140,810	–	(1,406)
	292,858	01/04/2019	CAD	296,453	JPY	292,858	–	(3,595)
	506,304	01/04/2019	CHF	510,377	JPY	506,304	–	(4,073)
	114,396	01/04/2019	EUR	115,343	JPY	114,396	–	(947)
	268,480	01/04/2019	NZD	270,003	JPY	268,480	–	(1,523)
	225,378	01/04/2019	USD	228,176	JPY	225,378	–	(2,798)
	429,170	01/04/2019	EUR	432,970	NOK	429,170	–	(3,800)
	600,000	01/04/2019	USD	605,312	NOK	600,000	–	(5,312)
	134,240	01/04/2019	JPY	134,250	NZD	134,240	–	(10)
	268,728	01/04/2019	USD	268,500	NZD	268,728	228	–
	600,000	01/04/2019	USD	604,004	SGD	600,000	–	(4,004)
	100,000	01/04/2019	USD	100,269	TRY	100,000	–	(269)
	200,000	01/04/2019	USD	200,298	ZAR	200,000	–	(298)
	141,367	01/07/2019	JPY	140,891	AUD	141,367	476	–
	294,694	01/07/2019	JPY	293,054	CAD	294,694	1,640	–
	114,445	01/07/2019	EUR	115,559	JPY	114,445	–	(1,114)
	771,807	01/07/2019	USD	776,012	JPY	771,807	–	(4,205)
	900,000	01/07/2019	USD	895,982	KRW	900,000	4,018	–
	269,841	01/07/2019	JPY	268,516	NZD	269,841	1,325	–
	400,000	01/07/2019	USD	399,366	TWD	400,000	634	–
	200,000	01/08/2019	USD	196,544	COP	200,000	3,456	–
	200,000	01/10/2019	USD	196,431	RUB	200,000	3,569	–
	200,000	01/11/2019	USD	194,045	CLP	200,000	5,955	–
	326,653	01/11/2019	USD	330,236	MXN	326,653	–	(3,583)
	200,000	01/14/2019	USD	196,481	CLP	200,000	3,519	–
	200,000	01/14/2019	USD	196,338	COP	200,000	3,662	–
	900,000	01/14/2019	USD	910,155	KRW	900,000	–	(10,155)
	400,000	01/14/2019	USD	401,407	TWD	400,000	–	(1,407)

	2,822,466	01/16/2019	USD	2,776,096	AUD	2,822,466	46,370	–
	857,912	01/16/2019	USD	865,970	BRL	857,912	–	(8,058)
	3,660,753	01/16/2019	USD	3,576,154	CAD	3,660,753	84,599	–
	2,664,730	01/16/2019	USD	2,689,944	CHF	2,664,730	–	(25,214)
	2,988,942	01/16/2019	USD	3,006,032	EUR	2,988,942	–	(17,090)
	3,850,584	01/16/2019	USD	3,877,979	GBP	3,850,584	–	(27,395)
	4,254,009	01/16/2019	USD	4,376,168	JPY	4,254,009	–	(122,159)
	1,009,659	01/16/2019	USD	1,045,638	MXN	1,009,659	–	(35,979)
	2,868,854	01/16/2019	USD	2,820,658	NOK	2,868,854	48,196	–
	1,085,353	01/16/2019	USD	1,054,101	NZD	1,085,353	31,252	–
	877,043	01/16/2019	USD	882,047	PLN	877,043	–	(5,004)
	1,302,261	01/16/2019	USD	1,268,755	RUB	1,302,261	33,506	–
	2,149,091	01/16/2019	USD	2,188,534	SEK	2,149,091	–	(39,443)
	181,145	01/16/2019	USD	181,550	TRY	181,145	–	(405)
	246,945	01/16/2019	USD	248,339	ZAR	246,945	–	(1,394)
	200,000	01/22/2019	USD	198,853	CLP	200,000	1,147	–
	300,000	01/22/2019	USD	296,981	COP	300,000	3,019	–
	800,000	01/22/2019	USD	809,862	KRW	800,000	–	(9,862)
	400,000	01/22/2019	USD	399,569	TWD	400,000	431	–
	200,000	01/28/2019	USD	200,221	CLP	200,000	–	(221)
	200,000	01/28/2019	USD	202,855	COP	200,000	–	(2,855)
	800,000	01/28/2019	USD	806,763	KRW	800,000	–	(6,763)
	400,000	01/28/2019	USD	400,721	TWD	400,000	–	(721)
Total Sale Contracts				53,474,383		53,351,360	279,700	(402,723)
Net Forward Currency Contracts				$ (21,461,636)		$(21,445,760)	$487,313	$(503,189)
Net Unrealized Depreciation								$(15,876)

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR		KRW	SOUTH KOREAN WON
BRL	BRAZILIAN REAL		MXN	MEXICAN PESO
CAD	CANADIAN DOLLAR		NOK	NORWEGIAN KRONE
CHF	SWISS FRANC		NZD	NEW ZEALAND DOLLAR
CLP	CHILEAN PESO		PLN	POLISH ZLOTY
CNH	CHINESE RANMINBI (YUAN) OFFSHORE		RUB	RUSSIAN RUBLE
COP	COLOMBIAN PESO		SEK	SWEDISH KRONA
EUR	EURO		SGD	SINGAPORE DOLLAR
GBP	BRITISH POUND		TRY	TURKISH LIRA
HUF	HUNGARY FORINT		TWD	NEW TAIWAN DOLLAR
ILS	ISRAELI NEW SHEKEL		USD	U.S. DOLLAR
JPY	JAPANESE YEN		ZAR	SOUTH AFRICAN RAND

Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of December 31, 2018.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2018
(Unaudited)
Futures Contracts
		Number of
		Contracts		Value/	Value/
	Notional	Purchased /	Expiration	Unrealized	Unrealized
Description	Amount	(Sold)	Month- Year	Appreciation	(Depreciation)
Purchase Contracts:
LME Aluminium (a)(b)	$46,494	1	Jan-19	$-	$ (9,496)
LME Aluminium (a)(b)	46,233	1	Jan-19	-	(5,794)
LME Nickel (a)(b)	63,684	1	Jan-19	-	(13,089)
LME Aluminium (a)(b)	91,802	2	Jan-19	-	(6,061)
Cboe Vix (a)	145,050	6	Jan-19	-	(8,022)
VSTOXX (a)	2,744	1	Jan-19	475	-
LME Aluminium (a)(b)	45,579	1	Jan-19	-	(4,766)
LME Nickel (a)(b)	127,492	2	Jan-19	-	(11,790)
Sgx Nifty 50	21,845	1	Jan-19	509	-
LME Zinc (a)(b)	123,775	2	Feb-19	-	(1,954)
Cboe Vix (a)	44,550	2	Feb-19	-	(2,507)
LME Copper (a)(b)	149,128	1	Feb-19	-	(7,375)
VSTOXX (a)	5,248	2	Feb-19	744	-
LME Zinc (a)(b)	61,888	1	Feb-19	-	(3,640)
LME Lead (a)(b)	50,550	1	Feb-19	560	-
LME Lead (a)(b)	50,550	1	Feb-19	685	-
Live Cattle (a)	495,500	10	Feb-19	12,938	-
LME Lead (a)(b)	50,550	1	Feb-19	1,788	-
LME Zinc (a)(b)	61,788	1	Feb-19	-	(2,845)
Euro Buxl 30Y Bond	620,837	3	Mar-19	6,163	-
Euro-Bobl	22,319,733	147	Mar-19	30,717	-
Euro-BTP	2,050,298	14	Mar-19	39,557	-
Euro-Bund	15,177,466	81	Mar-19	73,446	-
Euro-Oat	8,811,742	51	Mar-19	-	(7,404)
Euro-Schatz	1,539,064	12	Mar-19	367	-
Short-Term Euro-BTP	761,145	6	Mar-19	6,402	-
10Yr Mini JGB	2,924,347	21	Mar-19	8,376	-
Japanese 10Y Bond (Ose)	16,694,129	12	Mar-19	49,043	-
Aust 10Y Bond	4,205,229	45	Mar-19	46,034	-
Aust 3Yr Bond	4,109,911	52	Mar-19	12,497	-
STOXX 600 Utilities	16,081	1	Mar-19	-	(178)
Dollar Index	191,470	2	Mar-19	-	(1,539)
Mexican Peso	125,650	5	Mar-19	3,650	-
Canadian 10Yr Bond	3,706,775	37	Mar-19	22,136	-
U.S. 10Yr Note (CBT)	1,220,156	10	Mar-19	23,776	-
U.S. Long Bond (CBT)	3,066,000	21	Mar-19	27,483	-
LME Aluminium (a)(b)	46,150	1	Mar-19	-	(1,689)
LME Copper (a)(b)	149,194	1	Mar-19	-	(1,820)
LME Nickel (a)(b)	128,189	2	Mar-19	-	(2,284)
LME Zinc (a)(b)	61,700	1	Mar-19	-	(1,802)
Long Gilt	7,221,653	46	Mar-19	8,274	-
Natural Gas (a)	28,510	1	Mar-19	-	(5,752)
Live Cattle (a)	50,500	1	Apr-19	-	(233)
Natural Gas (a)	80,490	3	Apr-19	-	(5,726)
Cboe Vix (a)	20,750	1	May-19	2,048	-
Natural Gas (a)	80,160	3	May-19	-	(4,036)
90-Day Bank Bill	6,309,417	9	Jun-19	315	-
Bank Acceptance	4,296,733	24	Jun-19	2,144	-
Cboe Vix (a)	20,550	1	Jun-19	298	-
Live Cattle (a)	46,830	1	Jun-19	1,158	-

Mill Wheat Euro (a)	10,913	1	Sep-19	-	(1)
90-Day Bank Bill	25,940,675	37	Sep-19	4,456	-
90-Day Euro$	10,220,700	42	Sep-19	5,964	-
90-Day Sterling	315,288	2	Sep-19	-	(58)
3 Mo Euro EURIBOR	861,462	3	Dec-19	987	-
90-Day Euro$	4,137,375	17	Dec-19	-	(6,799)
Ice Ecx Emission (a)	28,655	1	Dec-19	4,120	-
90-Day Sterling	5,672,033	36	Dec-19	-	(336)
3 Mo Euro EURIBOR	574,136	2	Mar-20	113	-
Bank Acceptance	179,040	1	Mar-20	173	-
3 Mo Euro EURIBOR	573,191	2	Dec-20	2,119	-
90-Day Euro$	4,632,675	19	Dec-20	3,425	-
Ice Ecx Emission (a)	29,308	1	Dec-20	4,131	-
90-Day Sterling	5,822,220	37	Dec-20	1,474	-
3 Mo Euro EURIBOR	571,443	2	Dec-21	2,119	-
90-Day Euro$	4,143,963	17	Dec-21	5,100	-
90-Day Sterling	4,401,097	28	Dec-21	1,561	-
Total Purchase Contracts			417,325	(116,996)

Sale Contracts:
LME Aluminium (a)(b)	$(46,494)	(1)	Jan-19	$4,231	$-
LME Aluminium (a)(b)	(46,233)	(1)	Jan-19	4,996	-
LME Nickel (a)(b)	(63,684)	(1)	Jan-19	10,412	-
Low Sulfur Gasoil (a)	(102,150)	(2)	Jan-19	11,172	-
LME Aluminium (a)(b)	(91,802)	(2)	Jan-19	9,956	-
LME Aluminium (a)(b)	(45,579)	(1)	Jan-19	5,231	-
Amsterdam Index	(335,283)	(3)	Jan-19	-	(500)
CAC40 10 Euro	(1,300,244)	(24)	Jan-19	-	(4,527)
Ibex 35 Index	(390,339)	(4)	Jan-19	-	(3,153)
LME Nickel (a)(b)	(127,492)	(2)	Jan-19	21,693	-
Omxs30 Index	(111,224)	(7)	Jan-19	567	-
LME Copper (a)(b)	(148,975)	(1)	Jan-19	6,073	-
LME Aluminium (a)(b)	(45,694)	(1)	Jan-19	4,128	-
FTSE China A50	(72,888)	(7)	Jan-19	-	(590)
Hang Seng Index	(1,320,682)	(8)	Jan-19	-	(9,536)
HSCEI	(838,554)	(13)	Jan-19	-	(6,528)
Mini H-Shr Index	(51,603)	(4)	Jan-19	415	-
Mini Hsi Index	(99,051)	(3)	Jan-19	-	(795)
MSCI Sing Index Ets	(376,059)	(15)	Jan-19	-	(5,162)
MSCI Taiwan Index	(503,160)	(14)	Jan-19	-	(11,194)
LME Aluminium (a)(b)	(45,714)	(1)	Jan-19	2,999	-
LME Zinc (a)(b)	(123,775)	(2)	Feb-19	3,258	-
LME Zinc (a)(b)	(61,888)	(1)	Feb-19	522	-
LME Nickel (a)(b)	(63,856)	(1)	Feb-19	6,612	-
Low Sulfur Gasoil (a)	(1,687,125)	(33)	Feb-19	2,099	-
LME Copper (a)(b)	(149,128)	(1)	Feb-19	3,295	-
Lean Hogs (a)	(195,120)	(8)	Feb-19	2,348	-
Crude Palm Oil (a)	(12,547)	(1)	Feb-19	384	-
LME Zinc (a)(b)	(61,888)	(1)	Feb-19	2,929	-
LME Lead (a)(b)	(50,550)	(1)	Feb-19	-	(1,844)
LME Lead (a)(b)	(50,550)	(1)	Feb-19	-	(2,432)
Gold 100 Oz (a)	(640,650)	(5)	Feb-19	-	(12,134)
E-Mini Crude Oil (a)	(45,410)	(2)	Feb-19	7,112	-
Gasoline Rbob (a)	(2,078,152)	(38)	Feb-19	181,917	-
LME Lead (a)(b)	(50,550)	(1)	Feb-19	-	(1,427)
LME Zinc (a)(b)	(61,788)	(1)	Feb-19	447	-
Natural Gas (a)	(29,400)	(1)	Feb-19	-	(42,041)
Ny Harb Ulsd (a)	(2,045,509)	(29)	Feb-19	117,454	-
Wti Crude (a)	(2,724,600)	(60)	Feb-19	366,761	-
Cotton No.2 (a)	(577,600)	(16)	Mar-19	35,432	-
Mini Tpx Index	(40,879)	(3)	Mar-19	821	-
Nikkei 225 (Sgx)	(1,364,103)	(15)	Mar-19	21,633	-
Nikkei 225 (CME)	(198,600)	(2)	Mar-19	13,345	-

Nikkei 225 Mini	(54,742)	(3)	Mar-19	1,162	-
Topix Index	(545,048)	(4)	Mar-19	4,137	-
LME Aluminium (a)(b)	(46,124)	(1)	Mar-19	1,575	-
Cocoa (a)	(72,480)	(3)	Mar-19	-	(5,178)
Cocoa (a)	(45,019)	(2)	Mar-19	-	(4,540)
Corn (a)	(881,250)	(47)	Mar-19	5,125	-
Kospi2 Index	(293,511)	(5)	Mar-19	-	(1,164)
S&P/Tsx 60 Index	(376,780)	(3)	Mar-19	3,394	-
Soybean (a)	(895,000)	(20)	Mar-19	3,166	-
Soybean Meal (a)	(216,930)	(7)	Mar-19	1,932	-
Soybean Oil (a)	(233,940)	(14)	Mar-19	7,463	-
Crude Palm Oil (a)	(51,325)	(4)	Mar-19	552	-
Dax Index	(3,932,776)	(13)	Mar-19	42,664	-
DJIA Mini e-CBOT	(698,040)	(6)	Mar-19	-	(2,966)
E-Mini Russ 2000	(1,551,350)	(23)	Mar-19	11,760	-
Euro Stoxx 50	(442,970)	(13)	Mar-19	-	(5,649)
FTSE 100 Index	(1,527,761)	(18)	Mar-19	5,844	-
Mini FTSE/MIB	(41,719)	(2)	Mar-19	764	-
MSCI Eafe	(85,800)	(1)	Mar-19	1,494	-
MSCI Emerging Markets	(48,340)	(1)	Mar-19	-	(427)
Nasdaq 100 E-Mini	(1,519,980)	(12)	Mar-19	31,292	-
S&P500 E-mini	(1,878,900)	(15)	Mar-19	21,739	-
STOXX 600 Bank	(7,476)	(1)	Mar-19	103	-
Stoxx 600 INSU	(14,774)	(1)	Mar-19	-	(104)
Stoxx Europe 600	(38,245)	(2)	Mar-19	49	-
AUD/USD Currency	(2,961,840)	(42)	Mar-19	55,751	-
BP Currency	(4,156,750)	(52)	Mar-19	-	(48,886)
CHF Currency	(1,920,750)	(15)	Mar-19	-	(10,086)
Euro FX Currency	(6,049,313)	(42)	Mar-19	-	(37,436)
Euro/Jpy	(1,003,011)	(7)	Mar-19	21,874	-
Japanese Yen Currency	(3,553,763)	(31)	Mar-19	-	(104,587)
New Zealand $	(134,400)	(2)	Mar-19	3,380	-
Canadian Dollar Currency	(3,160,930)	(43)	Mar-19	49,852	-
Coffee 'C' (a)	(381,938)	(10)	Mar-19	34,997	-
LME Zinc (a)(b)	(61,781)	(1)	Mar-19	1,504	-
FTSE/JSE Top 40	(32,708)	(1)	Mar-19	-	(831)
LME Aluminum (a)(b)	(462,000)	(10)	Mar-19	22,162	-
LME Copper (a)(b)	(447,731)	(3)	Mar-19	15,600	-
LME Nickel (a)(b)	(320,445)	(5)	Mar-19	14,595	-
U.S. 10Yr Ultra	(650,391)	(5)	Mar-19	-	(9,083)
U.S. Ultra Bond (CBT)	(321,313)	(2)	Mar-19	-	(6,127)
LME Nickel (a)(b)	(64,095)	(1)	Mar-19	1,219	-
Spi 200	(979,222)	(10)	Mar-19	-	(3,183)
Coff Robusta 10Tn (a)	(137,250)	(9)	Mar-19	1,157	-
Copper (a)	(986,625)	(15)	Mar-19	42,679	-
Silver (a)	(1,320,900)	(17)	Mar-19	-	(77,145)
U.S. 2Yr Note (CBT)	(1,698,500)	(8)	Mar-19	-	(15,216)
U.S. 5Yr Note (CBT)	(1,720,313)	(15)	Mar-19	-	(24,864)
Brent Crude (a)	(1,721,600)	(32)	Mar-19	161,781	-
Gasoline Rbob (a)	(55,104)	(1)	Mar-19	3,392	-
Ny Harb Ulsd (a)	(70,136)	(1)	Mar-19	5,051	-
Sugar #11 (World) (a)	(323,366)	(24)	Mar-19	12,052	-
Wti Crude (a)	(182,880)	(4)	Mar-19	1,001	-
Wti Crude (a)	(46,080)	(1)	Apr-19	7,138	-
Corn (a)	(38,300)	(2)	May-19	-	(379)
Kc Hrw Wheat (a)	(25,038)	(1)	May-19	848	-
Soybean (a)	(90,775)	(2)	May-19	-	(1,167)
Soybean Meal (a)	(31,330)	(1)	May-19	48	-
Wheat (a)	(402,600)	(16)	May-19	6,919	-
Brent Crude (a)	(108,620)	(2)	May-19	3,818	-
Sugar #11 (World) (a)	(176,176)	(13)	May-19	7,425	-
90-Day Euro$	(1,703,013)	(7)	Jun-19	-	(3,073)
Corn (a)	(19,538)	(1)	Jul-19	-	(177)

3 Mo Euro EURIBOR	(1,436,127)	(5)	Sep-19	-	(879)
Corn (a)	(119,250)	(6)	Dec-19	1,312	-
Soybean Oil (a)	(17,400)	(1)	Dec-19	-	(26)
SX5E Dividend Index	(27,315)	(2)	Dec-19	-	(187)
Brent Crude (a)	(55,140)	(1)	Dec-19	16,149	-
Ny Harb Ulsd (a)	(72,555)	(1)	Dec-19	7,957	-
Wti Crude (a)	(48,380)	(1)	Dec-19	3,858	-
90-Day Euro$	(975,600)	(4)	Mar-21	-	(3,856)
Total Sale Contracts				1,495,976	(469,079)
Total Futures Contracts				$ 1,913,301	$ (586,075)
Net Unrealized Appreciation				$ 1,327,226

(a) Contract held by Steben Managed Futures Cayman Fund Ltd.
(b) London Metal Exchange ("LME") futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund's consolidated statement of assets and liabilities.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
December 31, 2018 (Unaudited)

Share Valuation
The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the Net Asset Value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation
The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

  Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the "Pricing and Valuation Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") (the "Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, morgage-backed bonds, municipal bonds, commercial paper, bank loans and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund.  Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Trust’s financial statements and disclosures.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's consolidated investments and other financial instruments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset Backed Securities	$-	$2,940,253	$-	$2,940,253
Bank Loans	-	591,640	-	591,640
Corporate Bonds	-	29,707,137	-	29,707,137
Mortgage Backed Securities	-	4,606,720	-	4,606,720
Total Long-Term Investments	$-	$37,845,750	$-	$37,845,750

Short-Term Investments
Commercial Paper	$-	$6,490,632	$-	$6,490,632
Money Market Fund	2,497,631	-	-	2,497,631
U.S. Government Notes/Bonds	-	10,041,868	-	10,041,868
Total Short-Term Investments	$2,497,631	$16,532,500	$-	$19,030,131

Total Investments	$2,497,631	$54,378,250	$-	$56,875,881

Forward Currency Contracts
Long Forward Currency Contracts	$-	$107,147	$-	$107,147
Short Forward Currency Contracts	-	(123,023)	-	(123,023
Total Forward Currency Contracts	$-	$(15,876)	$-	$(15,876

Futures Contracts
Long Futures Contracts	$300,329	$-	$-	$300,329
Short Futures Contracts	1,026,897	-	-	1,026,897
Total Futures Contracts	$1,327,226	$-	$-	$1,327,226

During the period ended December 31, 2018, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of asset and liabilities and statement of operations. Net unrealized appreciation on forward currency contracts is a receivable and net unrealized depreciation is a liability on the consolidated statement of assets and liabilities. Only the current day variation margin on futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities. The cumulative unrealized appreciation/depreciation of futures contracts is reported on the Fund's consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated derivative instruments for the Fund at December 31, 2018 as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts(a)
Long	$207,613	$100,466	$107,147
Short	279,700	402,723	(123,023)
Total Forward Currency Contracts	487,313	503,189	(15,876)

Futures Contracts(b)
Long Contracts
Agricultural Commodities/Softs	$14,096	$234	$13,862
Currencies	3,650	1,539	2,111
Energy	8,251	15,514	(7,263)
Interest Rates	375,845	14,597	361,248
Metals	3,033	74,405	(71,372)
Stock Indices	12,450	10,707	1,743
Total Long Contracts	417,325	116,996	300,329

Short Contracts
Agricultural Commodities/Softs	121,160	11,467	109,693
Currencies	108,983	200,995	(92,012)
Energy	896,660	42,041	854,619
Interest Rates	21,874	63,098	(41,224)
Metals	186,116	94,982	91,134
Stock Indices	161,183	56,496	104,687
Total Short Contracts	1,495,976	469,079	1,026,897
Total Futures Contracts	$1,913,301	$586,075	$1,327,226

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the consolidated statement of assets and liabilities.
(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Fund's derivative activity for the period ended December 31, 2018. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized

Forward Currency Contracts	$(464,163)	$73,960
Futures Contracts
Agricultural Commodities/Softs	558,316	(141,498)
Currencies	(120,037)	(2,484)
Energy	1,235,056	568,692
Interest Rates	(13,424)	172,175
Metals	(142,081)	214,969
Stock Indices	(1,410,479)	379,865
Total Futures Contracts	$107,351	$1,191,719

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the period ended December 31, 2018 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$32,826,300	$51,714,878
Futures Contracts	178,391,593	173,579,756

Please refer to the Fund's prospectus for a listing of risks associated with these investments.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steben Alternative Investment Funds

By (Signature and Title)/s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date                2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date                2/28/2019

By (Signature and Title) /s/ Carl A. Serger
   Carl A. Serger, Chief Financial Officer

Date                2/27/2019